JPMorgan Research Market Neutral Fund

Schedule of Portfolio Investments as of January 31, 2020

(Unaudited)

THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc., member FINRA.

© J.P. Morgan Chase & Co., 2020.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)

LONG POSITIONS - 98.6%

COMMON STOCKS - 86.6%

Aerospace & Defense - 2.5%
General Dynamics Corp.(a)	2		321
Northrop Grumman Corp.	1		446
United Technologies Corp.	2		348

			1,115

Auto Components - 0.2%
Magna International, Inc. (Canada)	2		102

Banks - 1.9%
Citigroup, Inc.	8		603
First Horizon National Corp.	9		140
Regions Financial Corp.	9		139

			882

Beverages - 1.1%
Coca-Cola Co. (The)	6		346
Constellation Brands, Inc., Class A	1		171

			517

Biotechnology - 0.8%
AbbVie, Inc.	4		291
Alexion Pharmaceuticals, Inc.*	1		95

			386

Building Products - 0.2%
Masco Corp.	2		95

Capital Markets - 1.6%
Ameriprise Financial, Inc.	1		152
BlackRock, Inc.	—	(b)	66
Charles Schwab Corp. (The)	3		136
Morgan Stanley	2		123
State Street Corp.	2		123
T. Rowe Price Group, Inc.	1		145

			745

Chemicals - 3.7%
Air Products & Chemicals, Inc.	1		308
Celanese Corp.	2		174
DuPont de Nemours, Inc.	4		191
FMC Corp.	3		334
Linde plc (United Kingdom)	3		677

			1,684

Commercial Services & Supplies - 0.6%
Waste Management, Inc.	2		267

Consumer Finance - 1.0%
American Express Co.	3		326
Capital One Financial Corp.	1		127

			453

Containers & Packaging - 0.3%
Crown Holdings, Inc.*	2		145

Electric Utilities - 4.9%
American Electric Power Co., Inc.	1		75
Edison International	4		302
Entergy Corp.	4		539
NextEra Energy, Inc.(a)	3		865
Xcel Energy, Inc.	7		452

			2,233

Electrical Equipment - 1.1%
AMETEK, Inc.	1		126
Eaton Corp. plc	4		392

			518

Entertainment - 0.5%
Electronic Arts, Inc.*	1		64
Netflix, Inc.*	—	(b)	143

			207

Equity Real Estate Investment Trusts (REITs) - 2.7%
Equinix, Inc.	—	(b)	237
Invitation Homes, Inc.	4		131
Prologis, Inc.	7		609
Ventas, Inc.	2		89
VICI Properties, Inc.	5		145

			1,211

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	—	(b)	150

Food Products - 1.1%
Conagra Brands, Inc.	3		100
Mondelez International, Inc., Class A	7		378

			478

Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	2		213
Boston Scientific Corp.*	8		338
Intuitive Surgical, Inc.*	—	(b)	164
Medtronic plc	1		86
Zimmer Biomet Holdings, Inc.	2		344

			1,145

Health Care Providers & Services - 3.3%
Cigna Corp.	3		592
HCA Healthcare, Inc.	2		324
McKesson Corp.	2		268
UnitedHealth Group, Inc.(a)	1		295

			1,479

Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	1		132
Royal Caribbean Cruises Ltd.	1		65
Yum! Brands, Inc.	5		522

			719

Household Durables - 0.9%
DR Horton, Inc.	2		113
Lennar Corp., Class A	4		289

			402

Household Products - 0.5%
Procter & Gamble Co. (The)	2		211

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	2		314

Insurance - 1.4%
American International Group, Inc.	1		53
Aon plc	—	(b)	70
Progressive Corp. (The)	5		372
Prudential Financial, Inc.	1		64
RenaissanceRe Holdings Ltd. (Bermuda)	—	(b)	67

			626

Interactive Media & Services - 4.1%
Alphabet, Inc., Class C*(a)	1		1,351
Facebook, Inc., Class A*	1		240
Snap, Inc., Class A*	15		277

			1,868

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*(a)	1		1,165

IT Services - 7.5%
Automatic Data Processing, Inc.(a)	2		322
Fidelity National Information Services, Inc.	4		626
Fiserv, Inc.*	7		831
International Business Machines Corp.	1		86
Leidos Holdings, Inc.	5		499
Mastercard, Inc., Class A(a)	2		569
PayPal Holdings, Inc.*	2		174
WEX, Inc.*	2		326

			3,433

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	1		253

Machinery - 3.3%
Gardner Denver Holdings, Inc.*	2		68
Ingersoll-Rand plc	6		778
Parker-Hannifin Corp.	1		127
Stanley Black & Decker, Inc.	3		512

			1,485

Media - 2.3%
Altice USA, Inc., Class A*	9		248
Charter Communications, Inc., Class A*	1		400
Comcast Corp., Class A	4		175
Discovery, Inc., Class A*	7		212

			1,035

Multiline Retail - 0.2%
Dollar General Corp.	1		112

Multi-Utilities - 0.6%
CMS Energy Corp.	2		129
Sempra Energy	1		127

			256

Oil, Gas & Consumable Fuels - 5.8%
Chevron Corp.	4		457
ConocoPhillips	5		323
Diamondback Energy, Inc.	6		412
Marathon Petroleum Corp.	6		311
ONEOK, Inc.	3		195
Parsley Energy, Inc., Class A	10		161
Pioneer Natural Resources Co.(a)	3		355
TC Energy Corp. (Canada)	7		406

			2,620

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	—	(b)	67

Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co.	6		357
Eli Lilly & Co.	1		107

			464

Road & Rail - 5.8%
Kansas City Southern	4		685
Lyft, Inc., Class A*	2		88
Norfolk Southern Corp.(a)	7		1,504
Union Pacific Corp.	2		381

			2,658

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc.*	9		406
Analog Devices, Inc.	2		246
ASML Holding NV (Registered), NYRS (Netherlands)	—	(b)	109
Lam Research Corp.	—	(b)	136
Micron Technology, Inc.*	3		164
NVIDIA Corp.(a)	2		498
NXP Semiconductors NV (Netherlands)	4		445
ON Semiconductor Corp.*	5		115
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	6		334
Teradyne, Inc.	2		160
Texas Instruments, Inc.(a)	3		365

			2,978

Software - 5.3%
Intuit, Inc.	2		461
Microsoft Corp.(a)	5		829
salesforce.com, Inc.*	3		550
ServiceNow, Inc.*	1		298
VMware, Inc., Class A*	2		262

			2,400

Specialty Retail - 4.3%
AutoZone, Inc.*	—	(b)	287
Best Buy Co., Inc.	3		238
Home Depot, Inc. (The)	1		212
Lowe’s Cos., Inc.	3		376
O’Reilly Automotive, Inc.*	1		403
Ross Stores, Inc.	1		94
TJX Cos., Inc. (The)	6		354

			1,964

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	4		401

Tobacco - 0.3%
Philip Morris International, Inc.	2		150

TOTAL COMMON STOCKS (Cost $28,933)			39,393

Investments	No. of Rights (000)		Value ($000)

RIGHTS - 0.0%(c)

Pharmaceuticals - 0.0%(c)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020* (Cost $13)	6		21

Investments	Shares (000)		Value ($000)

SHORT-TERM INVESTMENTS - 12.0%

INVESTMENT COMPANIES - 12.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(d)(e) (Cost $5,470)	5,469		5,471

TOTAL LONG POSITIONS (Cost $34,416)			44,885

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

SHORT POSITIONS - (83.4)%

COMMON STOCKS - (83.4)%

Aerospace & Defense - (2.6)%
Boeing Co. (The)	(1)	(388)
Huntington Ingalls Industries, Inc.	(3)	(776)

		(1,164)

Air Freight & Logistics - (2.3)%
CH Robinson Worldwide, Inc.	(5)	(344)
Expeditors International of Washington, Inc.	(6)	(444)
United Parcel Service, Inc., Class B	(2)	(248)

		(1,036)

Auto Components - (1.1)%
Autoliv, Inc. (Sweden)	(6)	(488)

Automobiles - (0.7)%
General Motors Co.	(6)	(216)
Harley-Davidson, Inc.	(3)	(111)

		(327)

Banks - (3.4)%
Associated Banc-Corp.	(12)	(245)
BancorpSouth Bank	(6)	(176)
Bank of Hawaii Corp.	(2)	(183)
Commerce Bancshares, Inc.	(4)	(275)
People’s United Financial, Inc.	(15)	(234)
PNC Financial Services Group, Inc. (The)	(1)	(158)
US Bancorp	(5)	(258)

		(1,529)

Beverages - (0.5)%
Brown-Forman Corp., Class B	(3)	(234)

Biotechnology - (1.4)%
Amgen, Inc.	(2)	(454)
Gilead Sciences, Inc.	(3)	(196)

		(650)

Building Products - (1.4)%
Johnson Controls International plc	(8)	(326)
Lennox International, Inc.	(1)	(308)

		(634)

Capital Markets - (1.5)%
Bank of New York Mellon Corp. (The)	(5)	(245)
Franklin Resources, Inc.	(7)	(173)
Invesco Ltd.	(4)	(64)
Waddell & Reed Financial, Inc., Class A	(14)	(224)

		(706)

Chemicals - (2.0)%
Albemarle Corp.	(5)	(429)
Ecolab, Inc.	(1)	(268)
LyondellBasell Industries NV, Class A	(3)	(195)

		(892)

Communications Equipment - (2.0)%
Cisco Systems, Inc.	(14)	(661)
Juniper Networks, Inc.	(12)	(266)

		(927)

Consumer Finance - (0.3)%
Discover Financial Services	(2)	(119)

Containers & Packaging - (1.9)%
Avery Dennison Corp.	(1)	(72)
International Paper Co.	(11)	(443)
Sealed Air Corp.	(4)	(129)
Sonoco Products Co.	(4)	(239)

		(883)

Diversified Telecommunication Services - (1.5)%
AT&T, Inc.	(18)	(694)

Electric Utilities - (2.5)%
Duke Energy Corp.	(7)	(687)
Eversource Energy	(2)	(146)
Pinnacle West Capital Corp.	(3)	(290)

		(1,123)

Electrical Equipment - (1.4)%
Acuity Brands, Inc.	(3)	(403)
Hubbell, Inc.	(2)	(226)

		(629)

Electronic Equipment, Instruments & Components - (0.1)%
Amphenol Corp., Class A	(1)	(51)

Energy Equipment & Services - (2.1)%
Baker Hughes Co.	(3)	(68)
Halliburton Co.	(26)	(577)
National Oilwell Varco, Inc.	(4)	(82)
Schlumberger Ltd.	(7)	(221)

		(948)

Entertainment - (3.5)%
Activision Blizzard, Inc.	(5)	(293)
Cinemark Holdings, Inc.	(16)	(493)
Spotify Technology SA*	(3)	(375)
Take-Two Interactive Software, Inc.*	(3)	(359)
Walt Disney Co. (The)	— (b)	(66)

		(1,586)

Equity Real Estate Investment Trusts (REITs) - (2.6)%
Apartment Investment & Management Co., Class A	(2)	(128)
Apple Hospitality REIT, Inc.	(5)	(78)
Iron Mountain, Inc.	(3)	(80)
Macerich Co. (The)	(5)	(121)
Realty Income Corp.	(4)	(321)
Regency Centers Corp.	(2)	(100)
Simon Property Group, Inc.	(3)	(339)

		(1,167)

Food & Staples Retailing - (2.2)%
Kroger Co. (The)	(19)	(511)
Sysco Corp.	(1)	(93)
Walgreens Boots Alliance, Inc.	(8)	(419)

		(1,023)

Food Products - (1.2)%
Campbell Soup Co.	(6)	(268)
Kellogg Co.	(4)	(263)

		(531)

Health Care Equipment & Supplies - (0.7)%
Dentsply Sirona, Inc.	(3)	(157)
Stryker Corp.	(1)	(149)

		(306)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Providers & Services - (3.1)%
AmerisourceBergen Corp.	(6)	(483)
Cardinal Health, Inc.	(3)	(177)
Henry Schein, Inc.*	(9)	(627)
Patterson Cos., Inc.	(7)	(143)

		(1,430)

Health Care Technology - (0.8)%
Cerner Corp.	(5)	(352)

Hotels, Restaurants & Leisure - (1.3)%
Chipotle Mexican Grill, Inc.*	(1)	(470)
Marriott International, Inc., Class A	— (b)	(61)
Starbucks Corp.	(1)	(86)

		(617)

Household Durables - (0.6)%
PulteGroup, Inc.	(2)	(74)
Toll Brothers, Inc.	(5)	(216)

		(290)

Household Products - (1.5)%
Clorox Co. (The)	(3)	(459)
Colgate-Palmolive Co.	(3)	(225)

		(684)

Industrial Conglomerates - (0.4)%
3M Co.	(1)	(181)

Insurance - (2.2)%
Aflac, Inc.	(5)	(248)
Everest Re Group Ltd.	(1)	(155)
Principal Financial Group, Inc.	(4)	(198)
Travelers Cos., Inc. (The)	(3)	(341)
Unum Group	(3)	(80)

		(1,022)

Internet & Direct Marketing Retail - (0.8)%
eBay, Inc.	(11)	(370)

IT Services - (3.0)%
Infosys Ltd., ADR (India)	(15)	(166)
Jack Henry & Associates, Inc.	(2)	(305)
Paychex, Inc.	(4)	(384)
Western Union Co. (The)	(19)	(507)

		(1,362)

Leisure Products - (0.4)%
Mattel, Inc.*	(14)	(201)

Life Sciences Tools & Services - (1.7)%
Mettler-Toledo International, Inc.*	— (b)	(198)
Waters Corp.*	(3)	(576)

		(774)

Machinery - (1.8)%
Donaldson Co., Inc.	(9)	(442)
Illinois Tool Works, Inc.	(2)	(360)

		(802)

Media - (3.6)%
AMC Networks, Inc., Class A*	(3)	(93)
Fox Corp., Class A	(7)	(254)
Interpublic Group of Cos., Inc. (The)	(14)	(324)
Omnicom Group, Inc.	(11)	(812)
Sirius XM Holdings, Inc.	(20)	(143)

		(1,626)

Multiline Retail - (1.2)%
Kohl’s Corp.	(9)	(376)
Macy’s, Inc.	(11)	(169)

		(545)

Multi-Utilities - (2.7)%
Dominion Energy, Inc.	(9)	(810)
DTE Energy Co.	(2)	(268)
Public Service Enterprise Group, Inc.	(3)	(164)

		(1,242)

Oil, Gas & Consumable Fuels - (5.2)%
Apache Corp.	(7)	(190)
Cabot Oil & Gas Corp.	(4)	(58)
Devon Energy Corp.	(9)	(204)
Enbridge, Inc. (Canada)	(15)	(595)
Exxon Mobil Corp.	(7)	(453)
Hess Corp.	(2)	(120)
HollyFrontier Corp.	(5)	(216)
Kinder Morgan, Inc.	(3)	(61)
Marathon Oil Corp.	(16)	(185)
Occidental Petroleum Corp.	(4)	(164)
Range Resources Corp.	(16)	(47)
Valero Energy Corp.	(1)	(55)

		(2,348)

Paper & Forest Products - (0.3)%
Domtar Corp.	(4)	(131)

Personal Products - (0.3)%
Coty, Inc., Class A	(13)	(131)

Professional Services - (1.6)%
Equifax, Inc.	(1)	(135)
Robert Half International, Inc.	(10)	(579)

		(714)

Road & Rail - (2.3)%
Heartland Express, Inc.	(28)	(514)
JB Hunt Transport Services, Inc.	(1)	(146)
Knight-Swift Transportation Holdings, Inc.	(2)	(90)
Schneider National, Inc., Class B	(7)	(153)
Werner Enterprises, Inc.	(4)	(144)

		(1,047)

Semiconductors & Semiconductor Equipment - (1.9)%
Intel Corp.	(5)	(351)
QUALCOMM, Inc.	(4)	(356)
Universal Display Corp.	(1)	(169)

		(876)

Software - (1.8)%
Citrix Systems, Inc.	(1)	(154)
Oracle Corp.	(7)	(345)
Splunk, Inc.*	(2)	(266)
Teradata Corp.*	(3)	(62)

		(827)

Specialty Retail - (1.5)%
Ascena Retail Group, Inc.*	(5)	(23)
Bed Bath & Beyond, Inc.	(13)	(192)
CarMax, Inc.*	(1)	(76)
Gap, Inc. (The)	(5)	(79)
Williams-Sonoma, Inc.	(5)	(318)

		(688)

Technology Hardware, Storage & Peripherals - (3.0)%
Hewlett Packard Enterprise Co.	(17)	(232)
HP, Inc.	(7)	(152)
NetApp, Inc.	(6)	(316)
Seagate Technology plc	(5)	(299)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Western Digital Corp.	(3)	(217)
Xerox Holdings Corp.	(4)	(133)

		(1,349)

Textiles, Apparel & Luxury Goods - (0.8)%
Canada Goose Holdings, Inc. (Canada)*	(1)	(43)
Hanesbrands, Inc.	(9)	(129)
VF Corp.	(2)	(198)

		(370)

Trading Companies & Distributors - (0.7)%
Fastenal Co.	(9)	(323)

TOTAL COMMON STOCKS (Proceeds $(41,602))		(37,949)

TOTAL SHORT POSITIONS (Proceeds $(41,602))		(37,949)

Total Investments - 15.2% (Cost $(7,186))		6,936
Other Assets Less Liabilities - 84.8%		38,573

Net Assets - 100.0%		45,509

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately 7,740,000.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(10)	03/2020	USD	(1,613)	35

Abbreviations
USD	United States Dollar

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$44,885	$–	$–	$44,885

Total Liabilities for Securities Sold Short(a)	$(37,949)	$–	$–	$(37,949)

Appreciation in Other Financial Instruments
Futures Contracts (a)	$35	$–	$–	$35

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$9,419	$15,981	$19,929	$1	$(1)	$5,471	5,469	$34	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.